Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 10,250	$ 21,136	$ 14,443
Deferred	(24,244)	(8,750)	(4,913)
Domestic	16,856	5,764	4,384
Foreign	(30,850)	6,622	5,146
Taxes on income	(13,994)	12,386	9,530
Domestic Tax Authority [Member]
Current	17,933	8,097	4,872
Deferred	(1,077)	(2,333)	(488)
Domestic	16,856	5,764	4,384
Foreign Tax Authority [Member]
Current	(7,749)	13,039	9,571
Deferred	(23,101)	(6,417)	(4,425)
Foreign	$ (30,850)	$ 6,622	$ 5,146